Property, Plant and Equipment	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.
Composition of assets grouped by major classifications are as follows:

	March 31,
	2022	2021
Cost:
Land	$7,628	$7,628
Buildings	192,922	190,617
Leasehold improvements	5,211	3,552
Machinery and equipment	225,626	219,210
Computer software and equipment	64,164	46,087
Motor vehicles	80	80
Furniture, fixtures and office equipment	15,051	15,542
	510,682	482,716
Accumulated depreciation and impairment charges:
Buildings	$92,378	$85,139
Leasehold improvements	3,171	2,084
Machinery and equipment	163,266	153,628
Computer software and equipment	40,474	25,445
Motor vehicles	80	80
Furniture, fixtures and office equipment	11,621	10,832
	310,990	277,208
Depreciated cost	$199,692	$205,508

b.
Depreciation expenses were $24,077, $21,849, and $19,161 for the years ended March 31, 2022, 2021, and 2020, respectively.
c.
Cost of property, plant, and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses), and other internal costs incurred in order to bring the assets to their intended use in the amount of $15,333 as of March 31, 2022 and 2021. There were no additional capitalized interest and other costs as of March 31, 2022 and 2021.
d.
Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $20,298 and $17,332 as of March 31, 2022 and 2021, respectively.
e.
Asset disposals were $906 and $124 for the years ended March 31, 2022 and 2021, respectively, mainly relating to the write-off of fully depreciated computer equipment, software, and production equipment.